                             PACIFIC SELECT EXEC II

           Flexible Premium Variable Universal Life Insurance Policy

                    Issued by Pacific Life Insurance Company

                     Supplement dated December 17, 1999 to
                          Prospectus dated May 1, 1999

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
                                              This supplement changes the prospectus to reflect the following effective
                                              January 1, 2000:

                                              --------------------------------------------------------------------------------
Two new variable investment                   The two new investment options are added to the list on page 1 of the
options are available                         prospectus. References to the 18 variable investment options throughout the prospectus are changed to refer to 20 variable investment options.
 . Diversified Research
 . International Large-Cap
                                              --------------------------------------------------------------------------------
The names of two variable                     The Growth variable investment option is now called the Small-Cap Equity
investment options are changed                variable investment option.

                                              The International variable investment option is now called the International
                                              Value variable investment option.

                                              These new names reflect the change in name of the underlying portfolios of
                                              Pacific Select Fund. Throughout the prospectus or supplement thereof, any reference to the Growth or International portfolio, variable account or variable investment option is changed to refer to the Small-Cap Equity or
                                              International Value portfolio, variable account or variable investment option, respectively.

                                              --------------------------------------------------------------------------------
An overview of Pacific Select                 The following is added to the chart under Fees and expenses paid by the Pacific
Exec II is amended                            Select Fund:

                                              -------------------------------------------------------------------------------
                                              Portfolio                 Advisory Fee    Other Expenses   Total Expenses+
                                              -------------------------------------------------------------------------------
                                              Diversified Research*        0.90%            0.05%             0.95%
                                              International Large-Cap*     1.05%            0.15%             1.20%

                                              * Expenses are estimated. There were no actual advisory fees or other expenses for these portfolios in 1998 because the portfolios started on January 3,
                                                2000. See page 11 of the prospectus for information about expense caps through December 31, 2000 for these portfolios.

                                              + Effective January 1, 2000, the fund will implement a brokerage enhancement
                                                12b-1 plan, under which brokerage transactions may be placed with broker-
                                                dealers in return for credits that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct fund expense, the expense would have no effect on Other expenses shown above.

                                              The expenses for the Equity Index Portfolio in the chart under Fees and expenses paid by the Pacific Select Fund are replaced with the following:

                                              -------------------------------------------------------------------------------
                                              Portfolio                 Advisory Fee    Other Expenses   Total Expenses+
                                              -------------------------------------------------------------------------------
                                              Equity Index                 0.25%            0.05%             0.30%

                                                                                                                            1
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                                              --------------------------------------------------------------------------------
The following portfolios have new             Alliance Capital Management L.P. is the portfolio manager of the Emerging
portfolio managers                            Markets portfolio.

                                              Mercury Asset Management US is the portfolio manager of the Equity Index and
                                              Small-Cap Index portfolios.

                                              --------------------------------------------------------------------------------
Your Investment Options is amended            The chart on page 35 of the prospectus is replaced with the chart on page 3 of this supplement.

                                              --------------------------------------------------------------------------------
Illustrations is amended                      The seventh and eighth bullet points under Assumptions are replaced with the following:

                                              . Illustrations 1 through 12 assume total annual advisory fees and expenses of
                                                .80% of total average daily net assets of the fund. This reflects average advisory fees of .72% and average expenses of .08% based upon fees and expenses of portfolios available as investment options under the policy.

                                              . Illustrations 13 and 14 assume total annual advisory fees and expenses of
                                                .68% of total average daily net assets of the fund. This reflects weighted average advisory fees of .61% and weighted average expenses of .07% based upon fees and expenses of portfolios available as investment options under the policy.

                                              The second bullet point under Things to keep in mind is replaced with the following:

                                              . After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of
                                                0%, 6% and 12% correspond to approximate net annual rates of return of -.80%,
                                                5.15%, and 11.10% for illustrations 1 through 12 and -.68%, 5.28%, and 11.24%
                                                for illustrations 13 and 14.

                                              Illustrations 1 through 14 are replaced with pages 4 through 17 of this supplement.

                                              --------------------------------------------------------------------------------
Accounting benefit rider                      The Accounting benefit rider described under The death benefit: Optional riders is available to owners of policies issued on or after October 1, 1999.

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2
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YOUR INVESTMENT OPTIONS

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
PORTFOLIO                THE PORTFOLIO'S              THE PORTFOLIO'S                    PORTFOLIO
                         INVESTMENT GOAL              MAIN INVESTMENTS                   MANAGER
-------------------------------------------------------------------------------------------------------------------
Aggressive Equity        Capital appreciation.        Equity securities of small         Alliance Capital
                                                      emerging-growth companies and      Management L.P.
                                                      medium-sized companies.
-------------------------------------------------------------------------------------------------------------------
Emerging Markets         Long-term growth of          Equity securities of companies     Alliance Capital
                         capital.                     that are located in countries      Management L.P.
                                                      generally regarded as "emerging
                                                      market" countries.
-------------------------------------------------------------------------------------------------------------------
Diversified Research     Long-term growth of          Equity securities of U.S.          Capital Guardian
                         capital.                     companies and securities whose     Trust Company
                                                      principal markets are in the
                                                      U.S.
-------------------------------------------------------------------------------------------------------------------
Small-Cap Equity         Growth of capital.           Equity securities of smaller       Capital Guardian
 (formerly called                                     and medium-sized companies.        Trust Company
 Growth)
-------------------------------------------------------------------------------------------------------------------
International Large-Cap  Long-term growth of          Equity securities of non-U.S.      Capital Guardian
                         capital.                     companies and securities whose     Trust Company
                                                      principal markets are outside
                                                      of the U.S.
-------------------------------------------------------------------------------------------------------------------
Bond and Income          Total return and income      A wide range of fixed income       Goldman Sachs Asset
                         consistent with prudent      securities with varying terms      Management
                         investment management.       to maturity, with an emphasis
                                                      on long-term bonds.
-------------------------------------------------------------------------------------------------------------------
Equity                   Capital appreciation.        Equity securities of large U.S.    Goldman Sachs Asset
                         Current income is of         growth-oriented companies.         Management
                         secondary importance.
-------------------------------------------------------------------------------------------------------------------
Multi-Strategy           High total return.           A mix of equity and fixed          J.P. Morgan
                                                      income securities.                 Investment Management
                                                                                         Inc.
-------------------------------------------------------------------------------------------------------------------
Equity Income            Long-term growth of capital  Equity securities of large and     J.P. Morgan
                         and income.                  medium-sized dividend-paying       Investment Management
                                                      U.S. companies.                    Inc.
-------------------------------------------------------------------------------------------------------------------
Growth LT                Long-term growth of capital  Equity securities of a large       Janus Capital
                         consistent with the          number of companies of any         Corporation
                         preservation of capital.     size.
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Value            Capital appreciation.        Equity securities of medium-       Lazard Asset
                                                      sized U.S. companies believed      Management
                                                      to be undervalued.
-------------------------------------------------------------------------------------------------------------------
Equity Index             Investment results that      Equity securities of companies     Mercury Asset
                         correspond to the total      that are included in the           Management US
                         return of common stocks      Standard & Poor's 500 Composite
                         publicly traded in the U.S.  Stock Price Index.
-------------------------------------------------------------------------------------------------------------------
Small-Cap Index          Investment results that      Equity securities of companies     Mercury Asset
                         correspond to the total      that are included in the           Management US
                         return of an index of small  Russell 2000 Small Stock Index.
                         capitalization companies.
-------------------------------------------------------------------------------------------------------------------
REIT                     Current income and long-     Equity securities of real          Morgan Stanley Asset
                         term capital appreciation.   estate investment trusts.          Management
-------------------------------------------------------------------------------------------------------------------
International Value      Long-term capital            Equity securities of companies     Morgan Stanley Asset
 (formerly called        appreciation primarily       of any size located in             Management
 International)          through investment in        developed countries outside of
                         equity securities of         the U.S.
                         corporations domiciled in
                         countries other than the
                         United States.
-------------------------------------------------------------------------------------------------------------------
Government Securities    Maximize total return        Fixed income securities that       Pacific Investment
                         consistent with prudent      are issued or guaranteed by the    Management Company
                         investment management.       U.S. government, its
                                                      agencies or government-
                                                      sponsored enterprises.
-------------------------------------------------------------------------------------------------------------------
Managed Bond             Maximize total return        Medium and high-quality fixed      Pacific Investment
                         consistent with prudent      income securities with varying     Management Company
                         investment management.       terms to maturity.
-------------------------------------------------------------------------------------------------------------------
Money Market             Current income consistent    Highest quality money market       Pacific Life
                         with preservation of         instruments believed to have
                         capital.                     limited credit risk.
-------------------------------------------------------------------------------------------------------------------
High Yield Bond          High level of current        Fixed income securities with       Pacific Life
                         income.                      lower and medium-quality credit
                                                      ratings and intermediate to
                                                      long terms to maturity.
-------------------------------------------------------------------------------------------------------------------
Large-Cap Value          Long-term growth of          Equity securities of large U.S.    Salomon Brothers
                         capital. Current income is   companies.                         Asset Management Inc
                         of secondary importance.

                                                                                                                  3
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
ILLUSTRATIONS
                                              -------------------------------------------------------------------------------

                                              Illustration 1
                                              Death benefit Option A and guideline premium test at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:A
                                              GUIDELINE PREMIUM TEST
                                              FACE AMOUNT:$439,120
                                              MALE SELECT NONSMOKER ISSUE AGE 45
                                              ANNUAL PREMIUM:$10,000

                                              ------------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year            5%                 0%                6%                12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1            $10,500           $439,120          $439,120            $439,120
                                               2            $21,525           $439,120          $439,120            $439,120
This illustration assumes no policy loans      3            $33,101           $439,120          $439,120            $439,120
or partial withdrawals have been made.         4            $45,256           $439,120          $439,120            $439,120
                                               5            $58,019           $439,120          $439,120            $439,120
The death benefits, accumulated values and     6            $71,420           $439,120          $439,120            $439,120
cash surrender values will differ if           7            $85,491           $439,120          $439,120            $439,120
premiums are paid in different amounts or      8           $100,266           $439,120          $439,120            $439,120
frequencies.                                   9           $115,779           $439,120          $439,120            $439,120
                                              10           $132,068           $439,120          $439,120            $439,120
The hypothetical investment rates shown       15           $226,575           $439,120          $439,120            $439,120
above and elsewhere in this prospectus are    20           $347,192           $439,120          $439,120            $643,823
illustrative only and should not be           25           $501,134           $439,120          $439,120          $1,098,193
interpreted as a representation of past or    30           $697,607           $439,120          $568,672          $1,764,269
future investment results. Actual rates of    35           $948,362           $439,120          $767,320          $2,973,256
return may be more or less than those shown   ------------------------------------------------------------------------------
and will depend on a number of factors,                  End of year                        End of year
including the investment allocations made                ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
to variable accounts by the owner and the     End of     assuming hypothetical gross        assuming hypothetical gross
experience of the accounts. No                policy     annual investment return of        annual investment return of
representation can be made by us, the         year          0%         6%         12%          0%         6%         12%
separate account or the fund that these       ------------------------------------------------------------------------------
hypothetical rates of return can be achieved   1           $7,030     $7,514       $7,999     $1,477     $1,961       $2,446
for any one year or sustained over any         2          $13,888    $15,293      $16,757     $8,335     $9,739      $11,204
period of time.                                3          $20,581    $23,355      $26,369    $15,028    $17,802      $20,816
                                               4          $27,145    $31,766      $36,985    $21,592    $26,212      $31,432
This is an illustration only. An               5          $33,608    $40,562      $48,733    $28,055    $35,009      $43,180
illustration is not intended to predict        6          $39,979    $49,773      $61,752    $34,906    $44,701      $56,679
actual performance. Interest rates,            7          $46,262    $59,426      $76,189    $42,458    $55,622      $72,385
dividends, and values set forth in the         8          $52,455    $69,541      $92,202    $49,918    $67,005      $89,666
illustration are not guaranteed.               9          $58,552    $80,139     $109,968    $57,284    $78,871     $108,700
                                              10          $64,541    $91,233     $129,674    $64,541    $91,233     $129,674
                                              15         $100,751   $164,602     $277,449   $100,751   $164,602     $277,449
                                              20         $131,781   $256,758     $527,724   $131,781   $256,758     $527,724
                                              25         $157,085   $376,101     $946,718   $157,085   $376,101     $946,718
                                              30         $174,467   $531,469   $1,648,849   $174,467   $531,469   $1,648,849
                                              35         $181,457   $730,781   $2,831,673   $181,457   $730,781   $2,831,673
                                              ------------------------------------------------------------------------------
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4
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                                              -------------------------------------------------------------------------------

                                              Illustration 2
                                              Death benefit Option A and guideline premium test at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:A
                                              GUIDELINE PREMIUM TEST
                                              FACE AMOUNT:$439,120
                                              MALE SELECT NONSMOKER ISSUE AGE 45
                                              ANNUAL PREMIUM:$10,000

                                              ------------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year            5%                 0%                6%                12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1            $10,500           $439,120          $439,120            $439,120
                                               2            $21,525           $439,120          $439,120            $439,120
This illustration assumes no policy loans      3            $33,101           $439,120          $439,120            $439,120
or partial withdrawals have been made.         4            $45,256           $439,120          $439,120            $439,120
                                               5            $58,019           $439,120          $439,120            $439,120
*Additional payment will be required to        6            $71,420           $439,120          $439,120            $439,120
prevent policy termination.                    7            $85,491           $439,120          $439,120            $439,120
                                               8           $100,266           $439,120          $439,120            $439,120
The death benefits, accumulated values and     9           $115,779           $439,120          $439,120            $439,120
cash surrender values will differ if          10           $132,068           $439,120          $439,120            $439,120
premiums are paid in different amounts or     15           $226,575           $439,120          $439,120            $439,120
frequencies.                                  20           $347,192           $439,120          $439,120            $546,439
                                              25           $501,134           $439,120          $439,120            $926,273
The hypothetical investment rates shown       30           $697,607           $439,120          $439,120          $1,473,486
above and elsewhere in this prospectus are    35           $948,362                 $0*         $513,815          $2,461,653
illustrative only and should not be           ------------------------------------------------------------------------------
interpreted as a representation of past or               End of year                        End of year
future investment results. Actual rates of               ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
return may be more or less than those shown   End of     assuming hypothetical gross        assuming hypothetical gross
and will depend on a number of factors,       policy     annual investment return of        annual investment return of
including the investment allocations made to  year         0%          6%         12%         0%          6%         12%
variable accounts by the owner and the        ------------------------------------------------------------------------------
experience of the accounts. No                 1          $7,030      $7,514       $7,999    $1,477      $1,961       $2,446
representation can be made by us, the          2         $13,888     $15,293      $16,757    $8,335      $9,739      $11,204
separate account or the fund that these        3         $20,581     $23,355      $26,369   $15,028     $17,802      $20,816
hypothetical rates of return can be achieved   4         $27,145     $31,766      $36,985   $21,592     $26,212      $31,432
for any one year or sustained over any         5         $33,608     $40,562      $48,733   $28,055     $35,009      $43,180
period of time.                                6         $37,963     $47,735      $59,705   $32,890     $42,663      $54,632
                                               7         $42,076     $55,091      $71,739   $38,272     $51,287      $67,934
This is an illustration only. An               8         $45,926     $62,623      $84,949   $43,390     $60,087      $82,413
illustration is not intended to predict        9         $49,483     $70,316      $99,463   $48,215     $69,048      $98,195
actual performance. Interest rates,           10         $52,714     $78,155     $115,424   $52,714     $78,155     $115,424
dividends, and values set forth in the        15         $72,384    $130,194     $236,872   $72,384    $130,194     $236,872
illustration are not guaranteed.              20         $79,981    $190,240     $447,900   $79,981    $190,240     $447,900
                                              25         $66,891    $260,929     $798,511   $66,891    $260,929     $798,511
                                              30         $14,586    $352,489   $1,377,090   $14,586    $352,489   $1,377,090
                                              35              $0*   $489,348   $2,344,431        $0*   $489,348   $2,344,431
                                              ------------------------------------------------------------------------------
                                                                                                                           5
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
ILLUSTRATIONS
                                              -------------------------------------------------------------------------------

                                              Illustration 3
                                              Death benefit Option B and guideline premium test at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:B
                                              GUIDELINE PREMIUM TEST
                                              FACE AMOUNT:$186,957
                                              MALE SELECT NONSMOKER ISSUE AGE 45
                                              ANNUAL PREMIUM:$10,000

                                              -------------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year            5%                 0%                6%                12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1            $10,500           $194,950          $195,465            $195,980
                                               2            $21,525           $202,804          $204,330            $205,918
This illustration assumes no policy loans      3            $33,101           $210,522          $213,577            $216,886
or partial withdrawals have been made.         4            $45,256           $218,141          $223,263            $229,032
                                               5            $58,019           $225,670          $233,418            $242,494
The death benefits, accumulated values and     6            $71,420           $233,113          $244,068            $257,420
cash surrender values will differ if           7            $85,491           $240,472          $255,239            $273,973
premiums are paid in different amounts or      8           $100,266           $247,745          $266,956            $292,330
frequencies.                                   9           $115,779           $254,929          $279,243            $312,686
                                              10           $132,068           $262,019          $292,121            $335,256
The hypothetical investment rates shown       15           $226,575           $300,489          $371,673            $496,919
above and elsewhere in this prospectus are    20           $347,192           $334,867          $470,809            $766,607
illustrative only and should not be           25           $501,134           $364,390          $594,029          $1,217,616
interpreted as a representation of past or    30           $697,607           $387,164          $745,718          $1,972,129
future investment results. Actual rates of    35           $948,362           $401,211          $931,358          $3,236,519
return may be more or less than those shown   ------------------------------------------------------------------------------
and will depend on a number of factors,                  End of year                        End of year
including the investment allocations made to             ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
variable accounts by the owner and the        End of     assuming hypothetical gross        assuming hypothetical gross
experience of the accounts. No                policy     annual investment return of        annual investment return of
representation can be made by us, the         year          0%         6%         12%          0%         6%         12%
separate account or the fund that these       ------------------------------------------------------------------------------
hypothetical rates of return can be achieved   1           $7,993     $8,508       $9,023     $4,921     $5,435       $5,951
for any one year or sustained over any         2          $15,848    $17,373      $18,961    $12,775    $14,300      $15,888
period of time.                                3          $23,565    $26,620      $29,929    $20,493    $23,547      $26,856
                                               4          $31,184    $36,307      $42,076    $28,112    $33,234      $39,003
This is an illustration only. An               5          $38,713    $46,462      $55,538    $35,641    $43,389      $52,465
illustration is not intended to predict        6          $46,156    $57,111      $70,464    $43,271    $54,226      $67,578
actual performance. Interest rates,            7          $53,515    $68,283      $87,017    $51,351    $66,118      $84,852
dividends, and values set forth in the         8          $60,788    $79,999     $105,373    $59,345    $78,556     $103,930
illustration are not guaranteed.               9          $67,973    $92,286     $125,730    $67,251    $91,565     $125,008
                                              10          $75,062   $105,164     $148,299    $75,062   $105,164     $148,299
                                              15         $113,532   $184,717     $309,962   $113,532   $184,717     $309,962
                                              20         $147,911   $283,853     $579,650   $147,911   $283,853     $579,650
                                              25         $177,433   $407,073   $1,030,660   $177,433   $407,073   $1,030,660
                                              30         $200,207   $558,762   $1,785,172   $200,207   $558,762   $1,785,172
                                              35         $214,254   $744,402   $3,049,563   $214,254   $744,402   $3,049,563
                                              ------------------------------------------------------------------------------
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6
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                                              -----------------------------------------------------------------------------

                                              Illustration 4
                                              Death benefit Option B and guideline premium test at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:B
                                              GUIDELINE PREMIUM TEST
                                              FACE AMOUNT:$186,957
                                              MALE SELECT NONSMOKER ISSUE AGE 45
                                              ANNUAL PREMIUM:$10,000

                                              ------------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year             5%                0%                6%                12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1            $10,500           $194,950          $195,465            $195,980
                                               2            $21,525           $202,804          $204,330            $205,918
This illustration assumes no policy loans      3            $33,101           $210,522          $213,577            $216,886
or partial withdrawals have been made.         4            $45,256           $218,141          $223,263            $229,032
                                               5            $58,019           $225,670          $233,418            $242,494
The death benefits, accumulated values and     6            $71,420           $232,168          $243,093            $256,415
cash surrender values will differ if           7            $85,491           $238,501          $253,147            $271,757
premiums are paid in different amounts or      8           $100,266           $244,656          $263,587            $288,663
frequencies.                                   9           $115,779           $250,620          $274,414            $307,289
                                              10           $132,068           $256,373          $285,630            $327,803
The hypothetical investment rates shown       15           $226,575           $286,659          $353,641            $473,156
above and elsewhere in this prospectus are    20           $347,192           $309,340          $433,587            $710,323
illustrative only and should not be           25           $501,134           $320,605          $524,097          $1,097,173
interpreted as a representation of past or    30           $697,607           $314,677          $621,085          $1,729,036
future investment results. Actual rates of    35           $948,362           $280,784          $713,182          $2,760,253
return may be more or less than those shown   ------------------------------------------------------------------------------
and will depend on a number of factors,                  End of year                        End of year
including the investment allocations made to             ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
variable accounts by the owner and the        End of     assuming hypothetical gross        assuming hypothetical gross
experience of the accounts. No                policy     annual investment return of        annual investment return of
representation can be made by us, the         year          0%         6%         12%          0%         6%         12%
separate account or the fund that these       ------------------------------------------------------------------------------
hypothetical rates of return can be achieved   1           $7,993     $8,508       $9,023     $4,921     $5,435       $5,951
for any one year or sustained over any         2          $15,848    $17,373      $18,961    $12,775    $14,300      $15,888
period of time.                                3          $23,565    $26,620      $29,929    $20,493    $23,547      $26,856
                                               4          $31,184    $36,307      $42,076    $28,112    $33,234      $39,003
This is an illustration only. An               5          $38,713    $46,462      $55,538    $35,641    $43,389      $52,465
illustration is not intended to predict        6          $45,211    $56,136      $69,459    $42,326    $53,250      $66,573
actual performance. Interest rates,            7          $51,544    $66,190      $84,801    $49,380    $64,026      $82,636
dividends, and values set forth in the         8          $57,700    $76,630     $101,707    $56,257    $75,187     $100,264
illustration are not guaranteed.               9          $63,663    $87,458     $120,332    $62,942    $86,736     $119,611
                                              10          $69,417    $98,674     $140,847    $69,417    $98,674     $140,847
                                              15          $99,703   $166,684     $286,199    $99,703   $166,684     $286,199
                                              20         $122,384   $246,630     $523,367   $122,384   $246,630     $523,367
                                              25         $133,649   $337,141     $910,216   $133,649   $337,141     $910,216
                                              30         $127,721   $434,128   $1,542,079   $127,721   $434,128   $1,542,079
                                              35          $93,827   $526,225   $2,573,296    $93,827   $526,225   $2,573,296
                                              ------------------------------------------------------------------------------
                                                                                                                           7

ILLUSTRATIONS
                                              ------------------------------------------------------------------------------

                                              Illustration 5
                                              Death benefit Option C and guideline premium test at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:C
                                              GUIDELINE PREMIUM TEST
                                              FACE AMOUNT:$439,120
                                              MALE SELECT NONSMOKER ISSUE AGE 45
                                              ANNUAL PREMIUM:$10,000

                                              ------------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year            5%                 0%                6%                12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1            $10,500           $449,120          $449,120            $449,120
                                               2            $21,525           $459,120          $459,120            $459,120
This illustration assumes no policy loans      3            $33,101           $469,120          $469,120            $469,120
or partial withdrawals have been made.         4            $45,256           $479,120          $479,120            $479,120
                                               5            $58,019           $489,120          $489,120            $489,120
The death benefits, accumulated values and     6            $71,420           $499,120          $499,120            $499,120
cash surrender values will differ if           7            $85,491           $509,120          $509,120            $509,120
premiums are paid in different amounts or      8           $100,266           $519,120          $519,120            $519,120
frequencies.                                   9           $115,779           $529,120          $529,120            $529,120
                                              10           $132,068           $539,120          $539,120            $539,120
The hypothetical investment rates shown       15           $226,575           $589,120          $589,120            $589,120
above and elsewhere in this prospectus are    20           $347,192           $639,120          $639,120            $639,120
illustrative only and should not be           25           $501,134           $689,120          $689,120          $1,071,429
interpreted as a representation of past or    30           $697,607           $739,120          $739,120          $1,722,921
future investment results. Actual rates of    35           $948,362           $789,120          $789,120          $2,905,132
return may be more or less than those shown   ------------------------------------------------------------------------------
and will depend on a number of factors,                  End of year                        End of year
including the investment allocations made to             ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
variable accounts by the owner and the        End of     assuming hypothetical gross        assuming hypothetical gross
experience of the accounts. No                policy     annual investment return of        annual investment return of
representation can be made by us, the         year          0%         6%         12%          0%         6%         12%
separate account or the fund that these       ------------------------------------------------------------------------------
hypothetical rates of return can be achieved   1           $7,022     $7,506       $7,991     $1,469     $1,953       $2,438
for any one year or sustained over any         2          $13,860    $15,263      $16,727     $8,307     $9,710      $11,174
period of time.                                3          $20,517    $23,287      $26,297    $14,964    $17,734      $20,744
                                               4          $27,027    $31,638      $36,846    $21,474    $26,084      $31,293
This is an illustration only. An               5          $33,415    $40,349      $48,498    $27,862    $34,796      $42,945
illustration is not intended to predict        6          $39,690    $49,448      $61,387    $34,617    $44,376      $56,314
actual performance. Interest rates,            7          $45,854    $58,959      $75,654    $42,049    $55,155      $71,849
dividends, and values set forth in the         8          $51,899    $68,895      $91,448    $49,363    $66,359      $88,912
illustration are not guaranteed.               9          $57,819    $79,272     $108,936    $56,551    $78,004     $107,668
                                              10          $63,595    $90,094     $128,293    $63,595    $90,094     $128,293
                                              15          $97,595   $160,584     $272,208    $97,595   $160,584     $272,208
                                              20         $123,131   $245,117     $513,976   $123,131   $245,117     $513,976
                                              25         $136,896   $347,275     $923,645   $136,896   $347,275     $923,645
                                              30         $130,701   $471,324   $1,610,206   $130,701   $471,324   $1,610,206
                                              35          $91,961   $628,014   $2,766,793    $91,961   $628,014   $2,766,793
                                              ------------------------------------------------------------------------------

                                              ------------------------------------------------------------------------------

                                              Illustration 6
                                              Death benefit Option C and guideline premium test at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:C
                                              GUIDELINE PREMIUM TEST
                                              FACE AMOUNT:$439,120
                                              MALE SELECT NONSMOKER ISSUE AGE 45
                                              ANNUAL PREMIUM:$10,000

                                              ------------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year            5%                 0%             6%                   12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1            $10,500           $449,120       $449,120               $449,120
                                               2            $21,525           $459,120       $459,120               $459,120
This illustration assumes no policy loans      3            $33,101           $469,120       $469,120               $469,120
or partial withdrawals have been made.         4            $45,256           $479,120       $479,120               $479,120
                                               5            $58,019           $489,120       $489,120               $489,120
*Additional payment will be required to        6            $71,420           $499,120       $499,120               $499,120
prevent policy termination.                    7            $85,491           $509,120       $509,120               $509,120
                                               8           $100,266           $519,120       $519,120               $519,120
The death benefits, accumulated values and     9           $115,779           $529,120       $529,120               $529,120
cash surrender values will differ if          10           $132,068           $539,120       $539,120               $539,120
premiums are paid in different amounts or     15           $226,575           $589,120       $589,120               $589,120
frequencies.                                  20           $347,192           $639,120       $639,120               $639,120
                                              25           $501,134                 $0*      $689,120               $802,631
The hypothetical investment rates shown       30           $697,607                 $0*      $739,120             $1,285,742
above and elsewhere in this prospectus are    35           $948,362                 $0*            $0*            $2,156,397
illustrative only and should not be           ------------------------------------------------------------------------------
interpreted as a representation of past or              End of year                         End of year
future investment results. Actual rates of              ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
return may be more or less than those shown   End of    assuming hypothetical gross         assuming hypothetical gross
and will depend on a number of factors,       policy    annual investment return of         annual investment return of
including the investment allocations made to  year        0%          6%          12%         0%         6%          12%
variable accounts by the owner and the        ------------------------------------------------------------------------------
experience of the accounts. No                 1         $7,022      $7,506        $7,991    $1,469      $1,953       $2,438
representation can be made by us, the          2        $13,860     $15,263       $16,727    $8,307      $9,710      $11,174
separate account or the fund that these        3        $20,517     $23,287       $26,297   $14,964     $17,734      $20,744
hypothetical rates of return can be achieved   4        $27,027     $31,637       $36,846   $21,474     $26,084      $31,293
for any one year or sustained over any         5        $33,415     $40,349       $48,498   $27,862     $34,796      $42,945
period of time.                                6        $37,368     $47,095       $59,014   $32,296     $42,023      $53,942
                                               7        $40,971     $53,886       $70,423   $37,167     $50,082      $66,619
This is an illustration only. An               8        $44,185     $60,689       $82,799   $41,649     $58,153      $80,263
illustration is not intended to predict        9        $46,957     $67,456       $96,219   $45,689     $66,188      $94,951
actual performance. Interest rates,           10        $49,227     $74,131      $110,768   $49,227     $74,131     $110,768
dividends, and values set forth in the        15        $60,443    $115,120      $217,564   $60,443    $115,120     $217,564
illustration are not guaranteed.              20        $49,121    $148,027      $390,665   $49,121    $148,027     $390,665
                                              25             $0*   $154,140      $691,924        $0*   $154,140     $691,924
                                              30             $0*    $88,922    $1,201,628        $0*    $88,922   $1,201,628
                                              35             $0*         $0*   $2,053,711        $0*         $0*  $2,053,711
                                              ------------------------------------------------------------------------------
                                                                                                                           9

ILLUSTRATIONS
                                              ------------------------------------------------------------------------------

                                              Illustration 7
                                              Death benefit Option A and cash value accumulation test at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:A
                                              CASH VALUE ACCUMULATION TEST
                                              FACE AMOUNT:$439,120
                                              MALE SELECT NONSMOKER ISSUE AGE 45
                                              ANNUAL PREMIUM:$10,000

                                              ------------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year            5%                 0%                6%                12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1            $10,500           $439,120          $439,120            $439,120
                                               2            $21,525           $439,120          $439,120            $439,120
This illustration assumes no policy loans      3            $33,101           $439,120          $439,120            $439,120
or partial withdrawals have been made.         4            $45,256           $439,120          $439,120            $439,120
                                               5            $58,019           $439,120          $439,120            $439,120
The death benefits, accumulated values and     6            $71,420           $439,120          $439,120            $439,120
cash surrender values will differ if           7            $85,491           $439,120          $439,120            $439,120
premiums are paid in different amounts or      8           $100,266           $439,120          $439,120            $439,120
frequencies.                                   9           $115,779           $439,120          $439,120            $439,120
                                              10           $132,068           $439,120          $439,120            $439,120
The hypothetical investment rates shown       15           $226,575           $439,120          $439,120            $562,611
above and elsewhere in this prospectus        20           $347,192           $439,120          $460,351            $928,363
are illustrative only and should not be       25           $501,134           $439,120          $594,857          $1,456,770
interpreted as a representation of past or    30           $697,607           $439,120          $740,126          $2,232,784
future investment results. Actual rates of    35           $948,362           $439,120          $906,311          $3,406,748
return may be more or less than those shown   ------------------------------------------------------------------------------
and will depend on a number of factors,                  End of year                        End of year
including the investment allocations made to             ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
variable accounts by the owner and the        End of     assuming hypothetical gross        assuming hypothetical gross
experience of the accounts. No                policy     annual investment return of        annual investment return of
representation can be made by us, the         year          0%         6%         12%          0%         6%         12%
separate account or the fund that these       ------------------------------------------------------------------------------
hypothetical rates of return can be achieved   1           $7,030     $7,514       $7,999     $1,477     $1,961       $2,446
for any one year or sustained over any         2          $13,888    $15,293      $16,757     $8,335     $9,739      $11,204
period of time.                                3          $20,581    $23,355      $26,369    $15,028    $17,802      $20,816
                                               4          $27,145    $31,766      $36,985    $21,592    $26,212      $31,432
This is an illustration only. An               5          $33,608    $40,562      $48,733    $28,055    $35,009      $43,180
illustration is not intended to predict        6          $39,979    $49,773      $61,752    $34,906    $44,701      $56,679
actual performance. Interest rates,            7          $46,262    $59,426      $76,189    $42,458    $55,622      $72,385
dividends, and values set forth in the         8          $52,455    $69,541      $92,202    $49,918    $67,005      $89,666
illustration are not guaranteed.               9          $58,552    $80,139     $109,968    $57,284    $78,871     $108,700
                                              10          $64,541    $91,233     $129,674    $64,541    $91,233     $129,674
                                              15         $100,751   $164,602     $276,833   $100,751   $164,602     $276,833
                                              20         $131,781   $256,680     $517,631   $131,781   $256,680     $517,631
                                              25         $157,085   $370,811     $908,094   $157,085   $370,811     $908,094
                                              30         $174,467   $508,913   $1,535,271   $174,467   $508,913   $1,535,271
                                              35         $181,457   $674,985   $2,537,213   $181,457   $674,985   $2,537,213
                                              ------------------------------------------------------------------------------

                                              ------------------------------------------------------------------------------

                                              Illustration 8
                                              Death benefit Option A and cash value accumulation test at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:A
                                              CASH VALUE ACCUMULATION TEST
                                              FACE AMOUNT:$439,120
                                              MALE SELECT NONSMOKER ISSUE AGE 45
                                              ANNUAL PREMIUM:$10,000

                                              ------------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year             5%                0%                6%                12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1            $10,500           $439,120          $439,120            $439,120
                                               2            $21,525           $439,120          $439,120            $439,120
This illustration assumes no policy loans      3            $33,101           $439,120          $439,120            $439,120
or partial withdrawals have been made.         4            $45,256           $439,120          $439,120            $439,120
                                               5            $58,019           $439,120          $439,120            $439,120
*Additional payment will be required to        6            $71,420           $439,120          $439,120            $439,120
prevent policy termination.                    7            $85,491           $439,120          $439,120            $439,120
                                               8           $100,266           $439,120          $439,120            $439,120
The death benefits, accumulated values and     9           $115,779           $439,120          $439,120            $439,120
cash surrender values will differ if          10           $132,068           $439,120          $439,120            $439,120
premiums are paid in different amounts or     15           $226,575           $439,120          $439,120            $480,791
frequencies.                                  20           $347,192           $439,120          $439,120            $765,678
                                              25           $501,134           $439,120          $439,120          $1,138,193
The hypothetical investment rates shown       30           $697,607           $439,120          $501,035          $1,624,533
above and elsewhere in this prospectus are    35           $948,362                 $0*         $574,867          $2,253,651
illustrative only and should not be           ------------------------------------------------------------------------------
interpreted as a representation of past or               End of year                        End of year
future investment results. Actual rates of               ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
return may be more or less than those shown   End of     assuming hypothetical gross        assuming hypothetical gross
and will depend on a number of factors,       policy     annual investment return of        annual investment return of
including the investment allocations made to  year         0%          6%         12%         0%          6%         12%
variable accounts by the owner and the        ------------------------------------------------------------------------------
experience of the accounts. No                 1          $7,030      $7,514       $7,999    $1,477      $1,961       $2,446
representation can be made by us, the          2         $13,888     $15,293      $16,757    $8,335      $9,739      $11,204
separate account or the fund that these        3         $20,581     $23,355      $26,369   $15,028     $17,802      $20,816
hypothetical rates of return can be achieved   4         $27,145     $31,766      $36,985   $21,592     $26,212      $31,432
for any one year or sustained over any         5         $33,608     $40,562      $48,733   $28,055     $35,009      $43,180
period of time.                                6         $37,963     $47,735      $59,705   $32,890     $42,663      $54,632
                                               7         $42,076     $55,091      $71,739   $38,272     $51,287      $67,934
This is an illustration only. An               8         $45,926     $62,623      $84,949   $43,390     $60,087      $82,413
illustration is not intended to predict        9         $49,483     $70,316      $99,463   $48,215     $69,048      $98,195
actual performance. Interest rates,           10         $52,714     $78,155     $115,424   $52,714     $78,155     $115,424
dividends, and values set forth in the        15         $72,384    $130,194     $236,573   $72,384    $130,194     $236,573
illustration are not guaranteed.              20         $79,981    $190,240     $426,922   $79,981    $190,240     $426,922
                                              25         $66,891    $260,929     $709,506   $66,891    $260,929     $709,506
                                              30         $14,586    $344,513   $1,117,035   $14,586    $344,513   $1,117,035
                                              35              $0*   $428,139   $1,678,431        $0*   $428,139   $1,678,431
                                              ------------------------------------------------------------------------------
                                                                                                                          11

ILLUSTRATIONS
                                              -----------------------------------------------------------------------------

                                              Illustration 9
                                              Death benefit Option B and cash value accumulation test at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:B
                                              CASH VALUE ACCUMULATION TEST
                                              FACE AMOUNT:$186,957
                                              MALE SELECT NONSMOKER ISSUE AGE 45
                                              ANNUAL PREMIUM:$10,000

                                              ------------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year             5%                0%                6%                12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1            $10,500           $194,950          $195,465            $195,980
                                               2            $21,525           $202,805          $204,330            $205,918
This illustration assumes no policy loans      3            $33,101           $210,522          $213,577            $216,886
or partial withdrawals have been made.         4            $45,256           $218,141          $223,264            $229,033
                                               5            $58,019           $225,670          $233,419            $242,495
The death benefits, accumulated values and     6            $71,420           $233,113          $244,068            $257,421
cash surrender values will differ if           7            $85,491           $240,472          $255,240            $273,974
premiums are paid in different amounts or      8           $100,266           $247,745          $266,956            $292,330
frequencies.                                   9           $115,779           $254,930          $279,243            $312,687
                                              10           $132,068           $262,019          $292,121            $345,160
The hypothetical investment rates shown       15           $226,575           $300,489          $375,396            $626,850
above and elsewhere in this prospectus are    20           $347,192           $334,867          $507,785          $1,021,572
illustrative only and should not be           25           $501,134           $364,390          $647,504          $1,593,011
interpreted as a representation of past or    30           $697,607           $387,164          $798,927          $2,433,177
future investment results. Actual rates of    35           $948,362           $401,211          $972,781          $3,705,069
return may be more or less than those shown   ------------------------------------------------------------------------------
and will depend on a number of factors,                  End of year                        End of year
including the investment allocations made to             ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
variable accounts by the owner and the        End of     assuming hypothetical gross        assuming hypothetical gross
experience of the accounts. No                policy     annual investment return of        annual investment return of
representation can be made by us, the         year          0%         6%         12%          0%         6%         12%
separate account or the fund that these       ------------------------------------------------------------------------------
hypothetical rates of return can be achieved   1           $7,993     $8,508       $9,023     $4,921     $5,435       $5,950
for any one year or sustained over any         2          $15,848    $17,373      $18,961    $12,775    $14,300      $15,888
period of time.                                3          $23,565    $26,620      $29,929    $20,493    $23,547      $26,856
                                               4          $31,184    $36,307      $42,076    $28,112    $33,234      $39,003
This is an illustration only. An               5          $38,713    $46,462      $55,538    $35,641    $43,389      $52,465
illustration is not intended to predict        6          $46,156    $57,111      $70,464    $43,271    $54,225      $67,578
actual performance. Interest rates,            7          $53,515    $68,283      $87,017    $51,351    $66,118      $84,852
dividends, and values set forth in the         8          $60,788    $79,999     $105,373    $59,345    $78,556     $103,930
illustration are not guaranteed.               9          $67,973    $92,286     $125,730    $67,251    $91,565     $125,008
                                              10          $75,062   $105,164     $148,294    $75,062   $105,164     $148,294
                                              15         $113,532   $184,714     $308,442   $113,532   $184,714     $308,442
                                              20         $147,910   $283,128     $569,602   $147,910   $283,128     $569,602
                                              25         $177,433   $403,629     $993,022   $177,433   $403,629     $993,022
                                              30         $200,207   $549,345   $1,673,061   $200,207   $549,345   $1,673,061
                                              35         $214,254   $724,489   $2,759,391   $214,254   $724,489   $2,759,391
                                              ------------------------------------------------------------------------------

                                              ------------------------------------------------------------------------------

                                              Illustration 10
                                              Death benefit Option B and cash value accumulation test at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:B
                                              CASH VALUE ACCUMULATION TEST
                                              FACE AMOUNT:$186,957
                                              MALE SELECT NONSMOKER ISSUE AGE 45
                                              ANNUAL PREMIUM:$10,000

                                              ------------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year             5%                0%                6%                12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1            $10,500           $194,950          $195,465            $195,980
                                               2            $21,525           $202,805          $204,330            $205,918
This illustration assumes no policy loans      3            $33,101           $210,522          $213,577            $216,886
or partial withdrawals have been made.         4            $45,256           $218,141          $223,264            $229,033
                                               5            $58,019           $225,670          $233,419            $242,495
The death benefits, accumulated values and     6            $71,420           $232,168          $243,093            $256,416
cash surrender values will differ if           7            $85,491           $238,501          $253,147            $271,757
premiums are paid in different amounts or      8           $100,266           $244,657          $263,587            $288,664
frequencies.                                   9           $115,779           $250,620          $274,415            $307,289
                                              10           $132,068           $256,374          $285,631            $327,826
The hypothetical investment rates shown       15           $226,575           $286,660          $353,641            $573,376
above and elsewhere in this prospectus are    20           $347,192           $309,341          $442,005            $892,361
illustrative only and should not be           25           $501,134           $320,606          $537,404          $1,310,739
interpreted as a representation of past or    30           $697,607           $314,678          $623,686          $1,857,882
future investment results. Actual rates of    35           $948,362           $280,784          $706,121          $2,566,258
return may be more or less than those shown   ------------------------------------------------------------------------------
and will depend on a number of factors,                  End of year                        End of year
including the investment allocations made to             ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
variable accounts by the owner and the        End of     assuming hypothetical gross        assuming hypothetical gross
experience of the accounts. No                policy     annual investment return of        annual investment return of
representation can be made by us, the         year          0%         6%         12%          0%         6%         12%
separate account or the fund that these       ------------------------------------------------------------------------------
hypothetical rates of return can be achieved   1           $7,993     $8,508       $9,023     $4,921     $5,435       $5,950
for any one year or sustained over any         2          $15,848    $17,373      $18,961    $12,775    $14,300      $15,888
period of time.                                3          $23,565    $26,620      $29,929    $20,493    $23,547      $26,856
                                               4          $31,184    $36,307      $42,076    $28,112    $33,234      $39,003
This is an illustration only. An               5          $38,713    $46,462      $55,538    $35,641    $43,389      $52,465
illustration is not intended to predict        6          $45,211    $56,136      $69,459    $42,326    $53,250      $66,573
actual performance. Interest rates,            7          $51,544    $66,190      $84,800    $49,380    $64,026      $82,636
dividends, and values set forth in the         8          $57,700    $76,630     $101,707    $56,257    $75,187     $100,264
illustration are not guaranteed.               9          $63,663    $87,458     $120,332    $62,942    $86,736     $119,611
                                              10          $69,417    $98,674     $140,847    $69,417    $98,674     $140,847
                                              15          $99,703   $166,684     $282,130    $99,703   $166,684     $282,130
                                              20         $122,384   $246,450     $497,558   $122,384   $246,450     $497,558
                                              25         $133,649   $334,997     $817,064   $133,649   $334,997     $817,064
                                              30         $127,721   $428,848   $1,277,486   $127,721   $428,848   $1,277,486
                                              35          $93,827   $519,164   $1,911,249    $93,827   $519,164   $1,911,249
                                              ------------------------------------------------------------------------------
                                                                                                                          13

ILLUSTRATIONS
                                              ------------------------------------------------------------------------------

                                              Illustration 11
                                              Death benefit Option C and cash value accumulation test at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:C
                                              CASH VALUE ACCUMULATION TEST
                                              FACE AMOUNT:$439,120
                                              MALE SELECT NONSMOKER ISSUE AGE 45
                                              ANNUAL PREMIUM:$10,000

                                              ------------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year             5%                0%                6%                12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1            $10,500           $449,120          $449,120            $449,120
                                               2            $21,525           $459,120          $459,120            $459,120
This illustration assumes no policy loans      3            $33,101           $469,120          $469,120            $469,120
or partial withdrawals have been made.         4            $45,256           $479,120          $479,120            $479,120
                                               5            $58,019           $489,120          $489,120            $489,120
The death benefits, accumulated values and     6            $71,420           $499,120          $499,120            $499,120
cash surrender values will differ if           7            $85,491           $509,120          $509,120            $509,120
premiums are paid in different amounts or      8           $100,266           $519,120          $519,120            $519,120
frequencies.                                   9           $115,779           $529,120          $529,120            $529,120
                                              10           $132,068           $539,120          $539,120            $539,120
The hypothetical investment rates shown       15           $226,575           $589,120          $589,120            $589,120
above and elsewhere in this prospectus are    20           $347,192           $639,120          $639,120            $914,476
illustrative only and should not be           25           $501,134           $689,120          $689,120          $1,436,472
interpreted as a representation of past or    30           $697,607           $739,120          $739,120          $2,202,929
future investment results. Actual rates of    35           $948,362           $789,120          $841,393          $3,362,302
return may be more or less than those shown   ------------------------------------------------------------------------------
and will depend on a number of factors,                  End of year                        End of year
including the investment allocations made to             ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
variable accounts by the owner and the        End of     assuming hypothetical gross        assuming hypothetical gross
experience of the accounts. No                policy     annual investment return of        annual investment return of
representation can be made by us, the         year          0%         6%         12%          0%         6%         12%
separate account or the fund that these       ------------------------------------------------------------------------------
hypothetical rates of return can be achieved   1           $7,022     $7,506       $7,991     $1,469     $1,953       $2,438
for any one year or sustained over any         2          $13,860    $15,263      $16,727     $8,307     $9,710      $11,174
period of time.                                3          $20,517    $23,287      $26,297    $14,964    $17,734      $20,744
                                               4          $27,027    $31,638      $36,846    $21,474    $26,084      $31,293
This is an illustration only. An               5          $33,415    $40,349      $48,498    $27,862    $34,796      $42,945
illustration is not intended to predict        6          $39,690    $49,448      $61,387    $34,617    $44,376      $56,314
actual performance. Interest rates,            7          $45,854    $58,959      $75,654    $42,049    $55,155      $71,849
dividends, and values set forth in the         8          $51,899    $68,895      $91,448    $49,363    $66,359      $88,912
illustration are not guaranteed.               9          $57,819    $79,272     $108,936    $56,551    $78,004     $107,668
                                              10          $63,595    $90,094     $128,293    $63,595    $90,094     $128,293
                                              15          $97,595   $160,584     $272,208    $97,595   $160,584     $272,208
                                              20         $123,131   $245,117     $509,888   $123,131   $245,117     $509,888
                                              25         $136,896   $347,275     $895,441   $136,896   $347,275     $895,441
                                              30         $130,701   $471,324   $1,514,742   $130,701   $471,324   $1,514,742
                                              35          $91,961   $626,636   $2,504,111    $91,961   $626,636   $2,504,111
                                              ------------------------------------------------------------------------------

                                              -------------------------------------------------------------------------------

                                              Illustration 12
                                              Death benefit Option C and cash value accumulation test at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:C
                                              CASH VALUE ACCUMULATION TEST
                                              FACE AMOUNT:$439,120
                                              MALE SELECT NONSMOKER ISSUE AGE 45
                                              ANNUAL PREMIUM:$10,000

                                              ------------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus         End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at       hypothetical gross annual investment return of
                                              year             5%               0%                6%                 12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1            $10,500          $449,120          $449,120             $449,120
                                               2            $21,525          $459,120          $459,120             $459,120
This illustration assumes no policy loans      3            $33,101          $469,120          $469,120             $469,120
or partial withdrawals have been made.         4            $45,256          $479,120          $479,120             $479,120
                                               5            $58,019          $489,120          $489,120             $489,120
*Additional payment will be required to        6            $71,420          $499,120          $499,120             $499,120
prevent policy termination.                    7            $85,491          $509,120          $509,120             $509,120
                                               8           $100,266          $519,120          $519,120             $519,120
The death benefits, accumulated values and     9           $115,779          $529,120          $529,120             $529,120
cash surrender values will differ if          10           $132,068          $539,120          $539,120             $539,120
premiums are paid in different amounts or     15           $226,575          $589,120          $589,120             $589,120
frequencies.                                  20           $347,192          $639,120          $639,120             $699,363
                                              25           $501,134                $0*         $689,120           $1,047,872
The hypothetical investment rates shown       30           $697,607                $0*         $739,120           $1,502,383
above and elsewhere in this prospectus are    35           $948,362                $0*               $0*          $2,090,012
illustrative only and should not be           ------------------------------------------------------------------------------
interpreted as a representation of past or             End of year                         End of year
future investment results. Actual rates of             ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
return may be more or less than those shown   End of   assuming hypothetical gross         assuming hypothetical gross
and will depend on a number of factors,       policy   annual investment return of         annual investment return of
including the investment allocations made to  year       0%          6%          12%         0%          6%          12%
variable accounts by the owner and the        ------------------------------------------------------------------------------
experience of the accounts. No                 1        $7,022      $7,506        $7,991    $1,469      $1,953        $2,438
representation can be made by us, the          2       $13,860     $15,263       $16,727    $8,307      $9,710       $11,174
separate account or the fund that these        3       $20,517     $23,287       $26,297   $14,964     $17,734       $20,744
hypothetical rates of return can be achieved   4       $27,027     $31,638       $36,846   $21,474     $26,084       $31,293
for any one year or sustained over any         5       $33,415     $40,349       $48,498   $27,862     $34,796       $42,945
period of time.                                6       $37,368     $47,095       $59,014   $32,296     $42,023       $53,942
                                               7       $40,971     $53,886       $70,423   $37,167     $50,082       $66,619
This is an illustration only. An               8       $44,185     $60,689       $82,799   $41,649     $58,153       $80,263
illustration is not intended to predict        9       $46,957     $67,456       $96,219   $45,689     $66,188       $94,951
actual performance. Interest rates,           10       $49,227     $74,131      $110,768   $49,227     $74,131      $110,768
dividends, and values set forth in the        15       $60,443    $115,120      $217,564   $60,443    $115,120      $217,564
illustration are not guaranteed.              20       $49,121    $148,027      $389,947   $49,121    $148,027      $389,947
                                              25            $0*   $154,140      $653,203        $0*   $154,140      $653,203
                                              30            $0*    $88,922    $1,033,044        $0*    $88,922    $1,033,044
                                              35            $0*         $0*   $1,556,559        $0*         $0*   $1,556,559
                                              ------------------------------------------------------------------------------
                                                                                                                          15

ILLUSTRATIONS
                                              -------------------------------------------------------------------------------

                                              Illustration 13
                                              Death benefit Option A and guideline premium test at current cost of insurance rates
                                              Based on a weighted average of annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:A
                                              GUIDELINE PREMIUM TEST
                                              FACE AMOUNT:$439,120
                                              MALE SELECT NONSMOKER ISSUE AGE 45
                                              ANNUAL PREMIUM:$10,000

                                              ------------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year             5%                0%                6%                12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1            $10,500           $439,120          $439,120            $439,120
                                               2            $21,525           $439,120          $439,120            $439,120
This illustration assumes no policy loans      3            $33,101           $439,120          $439,120            $439,120
or partial withdrawals have been made.         4            $45,256           $439,120          $439,120            $439,120
                                               5            $58,019           $439,120          $439,120            $439,120
The death benefits, accumulated values and     6            $71,420           $439,120          $439,120            $439,120
cash surrender values will differ if           7            $85,491           $439,120          $439,120            $439,120
premiums are paid in different amounts or      8           $100,266           $439,120          $439,120            $439,120
frequencies.                                   9           $115,779           $439,120          $439,120            $439,120
                                              10           $132,068           $439,120          $439,120            $439,120
The hypothetical investment rates shown       15           $226,575           $439,120          $439,120            $439,120
above and elsewhere in this prospectus are    20           $347,192           $439,120          $439,120            $654,557
illustrative only and should not be           25           $501,134           $439,120          $444,944          $1,121,881
interpreted as a representation of past or    30           $697,607           $439,120          $582,217          $1,811,633
future investment results. Actual rates of    35           $948,362           $439,120          $788,892          $3,069,642
return may be more or less than those shown   ------------------------------------------------------------------------------
and will depend on a number of factors,                  End of year                        End of year
including the investment allocations made to             ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
variable accounts by the owner and the        End of     assuming hypothetical gross        assuming hypothetical gross
experience of the accounts. No                policy     annual investment return of        annual investment return of
representation can be made by us, the         year          0%         6%         12%          0%         6%         12%
separate account or the fund that these       ------------------------------------------------------------------------------
hypothetical rates of return can be achieved   1           $7,040     $7,524       $8,010     $1,487     $1,971       $2,457
for any one year or sustained over any         2          $13,915    $15,323      $16,791     $8,362     $9,770      $11,238
period of time.                                3          $20,635    $23,417      $26,440    $15,081    $17,864      $20,887
                                               4          $27,233    $31,871      $37,110    $21,680    $26,317      $31,557
This is an illustration only. An               5          $33,737    $40,723      $48,933    $28,184    $35,170      $43,380
illustration is not intended to predict        6          $40,157    $50,005      $62,051    $35,085    $44,932      $56,978
actual performance. Interest rates,            7          $46,497    $59,744      $76,616    $42,693    $55,940      $72,811
dividends, and values set forth in the         8          $52,753    $69,962      $92,791    $50,217    $67,425      $90,254
illustration are not guaranteed.               9          $58,921    $80,681     $110,758    $57,653    $79,412     $109,490
                                              10          $64,988    $91,917     $130,713    $64,988    $91,917     $130,713
                                              15         $101,715   $166,400     $280,816   $101,715   $166,400     $280,816
                                              20         $133,470   $260,629     $536,522   $133,470   $260,629     $536,522
                                              25         $159,708   $383,572     $967,139   $159,708   $383,572     $967,139
                                              30         $178,263   $544,128   $1,693,115   $178,263   $544,128   $1,693,115
                                              35         $186,753   $751,326   $2,923,469   $186,753   $751,326   $2,923,469
                                              ------------------------------------------------------------------------------

                                              -------------------------------------------------------------------------------

                                              Illustration 14
                                              Death benefit Option A and guideline premium test at guaranteed cost of insurance rates
                                              Based on a weighted average of annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:A
                                              GUIDELINE PREMIUM TEST
                                              FACE AMOUNT:$439,120
                                              MALE SELECT NONSMOKER ISSUE AGE 45
                                              ANNUAL PREMIUM:$10,000

                                              ------------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.         policy       interest at        hypothetical gross annual investment return of
                                              year             5%                0%                6%                12%
All premium payments are illustrated as if    ------------------------------------------------------------------------------
made at the beginning of the policy year.      1            $10,500           $439,120          $439,120            $439,120
                                               2            $21,525           $439,120          $439,120            $439,120
This illustration assumes no policy loans      3            $33,101           $439,120          $439,120            $439,120
or partial withdrawals have been made.         4            $45,256           $439,120          $439,120            $439,120
                                               5            $58,019           $439,120          $439,120            $439,120
*Additional payment will be required to        6            $71,420           $439,120          $439,120            $439,120
prevent policy termination.                    7            $85,491           $439,120          $439,120            $439,120
                                               8           $100,266           $439,120          $439,120            $439,120
The death benefits, accumulated values and     9           $115,779           $439,120          $439,120            $439,120
cash surrender values will differ if          10           $132,068           $439,120          $439,120            $439,120
premiums are paid in different amounts or     15           $226,575           $439,120          $439,120            $439,120
frequencies.                                  20           $347,192           $439,120          $439,120            $556,644
                                              25           $501,134           $439,120          $439,120            $947,773
The hypothetical investment rates shown       30           $697,607           $439,120          $439,120          $1,515,117
above and elsewhere in this prospectus are    35           $948,362                 $0*         $538,687          $2,544,526
illustrative only and should not be           ------------------------------------------------------------------------------
interpreted as a representation of past or               End of year                        End of year
future investment results. Actual rates of               ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
return may be more or less than those shown   End of     assuming hypothetical gross        assuming hypothetical gross
and will depend on a number of factors,       policy     annual investment return of        annual investment return of
including the investment allocations made to  year         0%          6%         12%         0%          6%         12%
variable accounts by the owner and the        ------------------------------------------------------------------------------
experience of the accounts. No                 1          $7,040      $7,524       $8,010    $1,487      $1,971       $2,457
representation can be made by us, the          2         $13,915     $15,323      $16,791    $8,362      $9,770      $11,238
separate account or the fund that these        3         $20,635     $23,417      $26,440   $15,081     $17,864      $20,887
hypothetical rates of return can be achieved   4         $27,233     $31,871      $37,110   $21,680     $26,317      $31,557
for any one year or sustained over any         5         $33,737     $40,723      $48,933   $28,184     $35,170      $43,380
period of time.                                6         $38,140     $47,966      $60,003   $33,068     $42,894      $54,931
                                               7         $42,308     $55,406      $72,163   $38,503     $51,602      $68,359
This is an illustration only. An               8         $46,217     $63,036      $85,531   $43,680     $60,500      $82,995
illustration is not intended to predict        9         $49,837     $70,843     $100,239   $48,569     $69,575      $98,971
actual performance. Interest rates,           10         $53,136     $78,813     $116,438   $53,136     $78,813     $116,438
dividends, and values set forth in the        15         $73,233    $131,858     $240,108   $73,233    $131,858     $240,108
illustration are not guaranteed.              20         $81,395    $193,786     $456,266   $81,395    $193,786     $456,266
                                              25         $68,997    $267,972     $817,046   $68,997    $267,972     $817,046
                                              30         $17,521    $366,525   $1,415,997   $17,521    $366,525   $1,415,997
                                              35              $0*   $513,035   $2,423,359        $0*   $513,035   $2,423,359
                                              ------------------------------------------------------------------------------
                                                                                                                          17

Form No. 15-22029-00